11 Leases (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset		£ 395
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset	£ 828		572	£ 808
Land and buildings [member] | Expiring In one year or less [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			383	449
Land and buildings [member] | Expiring between one and five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			189	359
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			5	40
Other assets [member] | Expiring In one year or less [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			1	8
Other assets [member] | Expiring between one and five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases of right-of-use asset			£ 4	£ 32